Tax Financing Program - Additional Information (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$) Installment
Investments, Owned, Federal Income Tax Note [Line Items]
Percentage of tax debts settled in cash	70.00%
PERT (LAW 13496/2017)
Investments, Owned, Federal Income Tax Note [Line Items]
Tax debts offset by loss carry forwards	R$ 21
Tax debts settled in cash	R$ 15
Percentage of tax debts settled in cash	5.00%
PRT (MP 766/2017)
Investments, Owned, Federal Income Tax Note [Line Items]
Percentage of tax debts that can be offset against own tax carry forwards	76.00%
Tax debts offset by loss carry forwards	R$ 1,035
Percentage of remaining tax debts that can be offset against own tax carry forwards	24.00%
Tax debts settled in cash	R$ 327
Number of installments | Installment	24